Other operating expenses	12 Months Ended
Jun. 30, 2012
Other Cost and Expense Disclosure, Operating [Abstract]
Other Operating Expense Disclosure [Text Block]
15.	Other operating expenses

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Continuing operations
Professional fee for disposal of ELP business	-	8,685,023	-	-
Fines	2,367,000	-	-	-
Impairment loss on other investment	-	-	1,081,000	170,156
Others	494,943	1,886,963	978,054	153,951

Total other operating expenses	2,861,943	10,571,986	2,059,054	324,107